NOTE 36. PRIOR YEAR RECLASSIFICATIONS	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 36. PRIOR YEAR RECLASSIFICATIONS	NOTE 36. PRIOR YEAR RECLASSIFICATIONS Certain comparative figures have been reclassified to conform with the current year's presentation of the consolidated financial statements.